Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share (in dollars per share)	$ 4.16	$ 3.6	$ 3.12